SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $)	12 Months Ended				2 Months Ended	12 Months Ended									7 Months Ended	12 Months Ended	43 Months Ended	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2014 Xueersi Education	Feb. 28, 2014 Tianjin Education	Feb. 28, 2014 TAL Beijing	Dec. 31, 2013 TAL Beijing	Dec. 31, 2012 TAL Beijing	Dec. 31, 2011 TAL Beijing	Feb. 28, 2014 Beijing Xintang Sichuang	Dec. 31, 2013 Beijing Xintang Sichuang	Feb. 28, 2014 Yidu Huida	Dec. 31, 2013 Yidu Huida	Dec. 31, 2012 Yidu Huida	Feb. 28, 2014 Zhixuesi Beijing	Feb. 28, 2014 Software products	Feb. 28, 2014 Guidance books Xueersi Education	Feb. 28, 2014 Small scale VAT payer	Feb. 28, 2014 General VAT payer
Value added tax
VAT rate (as a percent)				6.00%	6.00%	6.00%	17.00%	17.00%	17.00%	6.00%	17.00%	6.00%	17.00%	17.00%	6.00%	17.00%	13.00%	3.00%	17.00%
VAT refund rate (as a percent)							14.00%	14.00%	14.00%		14.00%		14.00%	14.00%		14.00%
Business tax
Business tax and surcharges rate, minimum (as a percent)	3.30%
Business tax and surcharges rate, maximum (as a percent)	5.60%
Advertising costs
Total advertising costs	$ 2,779,346	$ 2,502,489	$ 2,718,675
Government subsidies
Government subsidies received	1,092,286	793,007	213,270
Government subsidies recorded	1,104,750	632,269	213,270
Foreign currency translation
Exchange gain	1,026,482	938,116	4,211,173
Foreign Currency Risk
Aggregate amounts of cash and cash equivalents, term deposits and restricted cash denominated in RMB	$ 269,266,326	$ 207,803,373